Shareholder Report, Holdings (Details) - C000249165	Mar. 31, 2026
ETF10526890
Holdings [Line Items]
Percent of Total Investments	53.30%
Common Stock
Holdings [Line Items]
Percent of Total Investments	43.20%
Closed End Fund
Holdings [Line Items]
Percent of Total Investments	3.50%
Total Assets10526890
Holdings [Line Items]
Percent of Total Investments	100.00%